Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	2,970,755,160	3,003,679,324	3,017,804,012
Decrease of common stock by cancellation of treasury stock		(70,000,000)
Common stock held in treasury:
Repurchases of common stock	(63,523,657)	(80,617,143)	(50,016,744)
Sales of common stock	115	534	296
Common stock issued to employees	48,981,222	47,695,273	35,900,087
Cancellation of treasury stock		70,000,000
Other net change in treasury stock	(1,875)	(2,828)	(8,327)
Common stock outstanding at end of year	2,956,210,965	2,970,755,160	3,003,679,324